Summary of Significant Accounting Policies (Details) - Schedule of revenue generated from services - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenue Generated From Services Abstract
Small and Medium Enterprise financing solutions	$ 87,269,959	$ 87,133,963	$ 40,779,794
Supply Chain financing solutions	3,542,592	4,930,289	1,369,859
Other financing solutions		3,222	40,538
Total revenue generated from services	90,812,551	92,067,474	42,190,191
Supply chain trading business	143,361,714	68,132,237
Total	$ 234,174,265	$ 160,199,711	$ 42,190,191